Restructuring Charges - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Restructuring Charges [Abstract]
Restructuring charges, accrued	$ 2,400	$ 2,381
Reduction in workforce, percentage	25.00%